Supplemental Cash Flow Information - Changes in Non-Cash Working Capital (Details) - CAD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Mar. 31, 2023		Mar. 31, 2024
Statement of cash flows, additional disclosures [Abstract]
Accounts receivable	$ 2,966		$ (4,333)
Biological assets	(50,950)		(46,450)
Inventory	49,509		50,065
Prepaid and other current assets	(16,655)		(548)
Accounts payable and accrued liabilities	(8,080)		(15,699)
Income taxes payable	98		1,230
Deferred revenue	(467)		133
Deferred tax recovery	(18,351)	[1]	(1,667)
Provisions	(1,281)		0
Adjustments For Increase (Decrease) In Deposits	16		0
Other current liabilities	8		(25)
Changes in non-cash working capital	$ (24,836)	[1]	$ (15,627)

[1]	Comparative information has been adjusted due to discontinued operations see Note 11(b).